SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                            DWS Growth & Income Fund
                          DWS Large Company Growth Fund
                             DWS Mid Cap Growth Fund
                            DWS Small Cap Growth Fund

Effective November 17, 2006, Class R shares of the above-noted funds converted into Class A shares of the applicable fund, and are no longer available for investment.









               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group


November 22, 2006
DMF-3615